Note 7 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Expense (Benefit), Total	$ 2,588	$ 0	$ 2,588	$ 0
Effective Income Tax Rate Reconciliation, Percent, Total			(4.70%)	0.00%